Merger Agreement and Reverse Recapitalization (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Merger Agreement And Reverse Recapitalization
Acquired cash	$ 4,021	$ 0
Assumed liabilities	$ 928,500
Stock redeemed	6,465,452
Redemption percentage	99.50%
Redemption price per shre	$ 10.10
Redemption amount	$ 65,310,892
Reverse recapitalization shares	1,976,749
Common shares reversed	9,514,743
Recapitalization cost	$ 1,535,035
Additional shares	1,000,000